Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 388,379	$ 305,179	$ 233,591
Share of profit of joint ventures and associates	4,106	4,225	3,545
Interest and other income	4,071	2,466	2,897
Total revenue and other income	396,556	311,870	240,033
Purchases	294,399	223,447	162,574
Production and manufacturing expenses	26,970	26,652	28,434
Selling, distribution and administrative expenses	11,360	10,509	12,101
Research and development	986	922	1,014
Exploration	1,340	1,945	2,108
Depreciation, depletion and amortisation	22,135	26,223	24,993
Interest expense	3,745	4,042	3,203
Total expenditure	360,935	293,740	234,427
Income before taxation	35,621	18,130	5,606
Taxation charge	11,715	4,695	829
Income for the period	23,906	13,435	4,777
Income attributable to non-controlling interest	554	458	202
Income attributable to Royal Dutch Shell plc shareholders	$ 23,352	$ 12,977	$ 4,575
Basic earnings per share ($)	$ 2.82	$ 1.58	$ 0.58
Diluted earnings per share ($)	$ 2.80	$ 1.56	$ 0.58